Earnings per share (Narrative) (Details) - GBP (£)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of potential ordinary shares	308,000,000	288,000,000	184,000,000
Number of share options granted in share-based payment arrangement, shares	544,000,000	534,000,000
Weighted average number of ordinary shares outstanding	17,075	16,996,000,000	16,860,000,000
Min [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Strike price	£ 1.2
Max [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Strike price	£ 2.27
Antidilutive [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average number of ordinary shares outstanding	43,000,000	10,000,000
Employee share schemes and Scrip Dividend Programme [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued and fully paid	17,075,000,000
Employee share schemes and Scrip Dividend Programme [member] | Weighted average [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Increase (decrease) in number of shares outstanding	79,000,000	136,000,000